united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

TransWestern Institutional Short Duration Government Bond Fund

 (TWSGX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TransWestern Institutional Short Duration Government Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.TranswesternFunds.com. You can also request this information by contacting us at (800) 997-0718. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$33	0.65%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the period ended June 30, 2025. Security selection was the main driver of outperformance. Securitized exposures contributed the most to performance due to an overweight position and positive issue selection. Issue selection within Agency MBS Passthroughs contributed the most in this space. Overall, yield curve effects contributed to performance.

How has the Fund performed over the last ten years?

Total Return Based on $2,000,000 Investment

Transwestern Institutional Short Duration Government Bond Fund
BB MBS/BB Short Treasury 50/50 Blend
Bloomberg Short Treasury Index
Bloomberg U.S. Mortgage Backed Securities Index
$2,437,500
$2,350,000
$2,262,500
$2,175,000
$2,087,500
$2,000,000
$2,437,411
$2,361,892
$2,307,119
$2,274,881
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	Transwestern Institutional Short Duration Government Bond Fund	BB MBS/BB Short Treasury 50/50 Blend	Bloomberg Short Treasury Index	Bloomberg U.S. Mortgage Backed Securities Index
06/30/15	$2,000,000	$2,000,000	$2,000,000	$2,000,000
06/30/16	$2,033,211	$2,046,847	$2,007,470	$2,086,848
06/30/17	$2,036,602	$2,051,285	$2,017,173	$2,085,602
06/30/18	$2,044,325	$2,066,124	$2,043,279	$2,088,650
06/30/19	$2,121,585	$2,155,854	$2,094,028	$2,218,471
06/30/20	$2,185,394	$2,237,737	$2,134,920	$2,344,283
06/30/21	$2,187,107	$2,234,349	$2,137,307	$2,334,511
06/30/22	$2,087,286	$2,130,167	$2,134,073	$2,123,705
06/30/23	$2,098,983	$2,151,635	$2,206,076	$2,091,425
06/30/24	$2,184,938	$2,234,613	$2,325,748	$2,135,674
06/30/25	$2,307,119	$2,361,892	$2,437,411	$2,274,881

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Transwestern Institutional Short Duration Government Bond Fund	3.30%	5.59%	1.09%	1.44%
BB MBS/BB Short Treasury 50/50 Blend	3.17%	5.70%	1.09%	1.68%
Bloomberg Short Treasury Index	2.10%	4.80%	2.69%	2.00%
Bloomberg U.S. Mortgage Backed Securities Index	4.23%	6.52%	-0.60%	1.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
39.9%
MBS Passthrough
23.2%
CMBS
20.4%
CMO
11.5%
Agency Discount Notes
3.8%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Agency Discount Notes	3.8%
CMO	11.5%
CMBS	20.4%
MBS Passthrough	23.2%
U.S. Treasury Obligations	39.9%

Fund Statistics

Net Assets	$74,965,796
Number of Portfolio Holdings	172
Advisory Fee	$56,465
Portfolio Turnover	93%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	3.8%
U.S. Government & Agencies	55.7%
U.S. Treasury Bonds & Notes	40.5%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.TranswesternFunds.com or upon request at (800) 997-0718.

The Fund revised its investment strategy (1) to note the Fund's intention that a bank's investment in the Fund would receive a 20% risk weighting for the purposes of calculating risk-based capital requirements under current and announced FDIC rules, and (2) to clarify that the Fund will not purchase "whole loans," "whole loan CMOs," or non-GSE guaranteed corporate bonds or instruments.

Additional information is available on the Fund's website (www.TranswesternFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-Transwestern-TWSGX-SAR 063025

TransWestern Institutional Short Duration Government Bond Fund - Fund (TWSGX)

Semi-Annual Shareholder Report - June 30, 2025

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Institutional Short Duration
Government Bond Fund
TWSGX

Semi-Annual Financial Statements
& Additional Information

June 30, 2025

Advised by:
TransWestern Capital Advisors, LLC
37 Bellevue Avenue
Newport, RI 02840
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (800) 997-0718
www.TransWesternFunds.com

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.1%
	FEDERAL HOME LOAN MORTGAGE CORP. — 19.9%(b)
34,993	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$35,492
477,021	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	448,090
257,888	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	242,357
93,602	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	89,791
26,864	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2		3.7990	12/25/25	26,743
500,361	Freddie Mac Multifamily Structured Pass Through Series KF60 A (c)	SOFR30A + 0.604%	4.9160	02/25/26	500,674
1,085,000	Freddie Mac Multifamily Structured Pass Through Series K540 A2 (a)		4.5130	02/25/30	1,099,838
779,463	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	773,768
50,692	Freddie Mac Multifamily Structured Pass Through Series KF72 A (c)	SOFR30A + 0.614%	4.9260	11/25/26	50,675
947,085	Freddie Mac Multifamily Structured Pass Through Series KF77 AL (c)	SOFR30A + 0.814%	5.1260	02/25/27	949,054
1,079,624	Freddie Mac Multifamily Structured Pass Through Series K531 AS (c)	SOFR30A + 0.530%	4.8420	09/25/29	1,081,020
529,075	Freddie Mac Multifamily Structured Pass Through Series KF82 AS (c)	SOFR30A + 0.420%	4.7320	06/25/30	528,730
793,612	Freddie Mac Multifamily Structured Pass Through Series KF82 AL (c)	SOFR30A + 0.484%	4.7960	06/25/30	793,583
387,740	Freddie Mac Multifamily Structured Pass Through Series KF80 AS (c)	SOFR30A + 0.510%	4.8220	06/25/30	387,185
1,800,000	Freddie Mac Multifamily Structured Pass Through Series K758 A2 (a)		4.6800	10/25/31	1,835,764
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,550,489
1,257,843	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1 (a)		1.2350	05/25/51	1,227,041
103,085	Freddie Mac Non Gold Pool Series 780722(c)	H15T1Y + 2.220%	7.3450	08/01/33	105,425
39,695	Freddie Mac Non Gold Pool Series 972132(c)	H15T1Y + 2.225%	6.7600	11/01/33	40,716
42,715	Freddie Mac Non Gold Pool Series 1B2025(c)	RFUCCT1Y + 1.862%	6.9720	06/01/34	43,971
50,672	Freddie Mac Non Gold Pool Series 1Q0160(c)	RFUCCT1Y + 1.750%	7.5000	09/01/35	51,808
78,341	Freddie Mac Non Gold Pool Series 1L1358(c)	H15T1Y + 2.500%	7.0280	05/01/36	81,008
211,261	Freddie Mac Non Gold Pool Series 848690(c)	H15T1Y + 2.247%	6.8080	03/01/37	218,543
18,254	Freddie Mac Non Gold Pool Series 848565(c)	RFUCCT1Y + 1.773%	7.1040	12/01/37	18,628
33,874	Freddie Mac Non Gold Pool Series 848568(c)	H15T1Y + 2.207%	6.7280	09/01/38	34,794
512,508	Freddie Mac Non Gold Pool Series 848949(c)	H15T1Y + 2.248%	7.3140	09/01/38	525,679

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.1% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 19.9%(b) (Continued)
16,785	Freddie Mac Non Gold Pool Series 1Q0647(c)	RFUCCT1Y + 1.798%	6.7720	11/01/38	$17,147
47,483	Freddie Mac Non Gold Pool Series 1Q1302(c)	RFUCCT1Y + 1.713%	7.3820	11/01/38	48,073
123,722	Freddie Mac Non Gold Pool Series 849046(c)	RFUCCT1Y + 1.894%	6.9020	09/01/41	127,464
315,409	Freddie Mac Pool Series SB8031		2.5000	02/01/35	297,326
542	Freddie Mac REMICS Series 3104 DH (d)		5.0000	01/15/26	525
18,277	Freddie Mac REMICS Series 2102 PE (d)		6.5000	12/15/28	18,112
13,339	Freddie Mac REMICS Series 2131 ZB (d)		6.0000	03/15/29	13,001
7,831	Freddie Mac REMICS Series 2412 OF (c),(d)	SOFR30A + 1.064%	5.3680	12/15/31	7,669
3,940	Freddie Mac REMICS Series 2450 FW (c),(d)	SOFR30A + 0.614%	4.9180	03/15/32	3,815
13,812	Freddie Mac REMICS Series 2448 FV (c),(d)	SOFR30A + 1.114%	5.4180	03/15/32	13,504
23,087	Freddie Mac REMICS Series 2581 FD (c),(d)	SOFR30A + 0.864%	5.1680	12/15/32	22,443
6,680	Freddie Mac REMICS Series 2557 WF (c),(d)	SOFR30A + 0.514%	4.8180	01/15/33	6,455
21,601	Freddie Mac REMICS Series 2768 PW (d)		4.2500	03/15/34	20,808
120,470	Freddie Mac REMICS Series 2978 JG (d)		5.5000	05/15/35	124,147
180,113	Freddie Mac REMICS Series 3036 NE (d)		5.0000	09/15/35	182,947
71,869	Freddie Mac REMICS Series 3620 AT (a),(d)		4.4000	12/15/36	72,520
103,755	Freddie Mac REMICS Series 3412 AY (d)		5.5000	02/15/38	107,787
89,712	Freddie Mac REMICS Series 3561 W (a),(d)		2.5380	06/15/48	84,461
					14,909,070
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.0%(b)
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	2,025,728
4,883	Fannie Mae Pool Series 684842(c)	H15T1Y + 2.445%	6.2940	01/01/30	4,878
15,491	Fannie Mae Pool Series 642012(c)	H15T1Y + 2.265%	6.5150	05/01/32	15,851
82,001	Fannie Mae Pool Series 555375		6.0000	04/01/33	84,736
38,635	Fannie Mae Pool Series 699985(c)	H15T1Y + 2.212%	6.4620	04/01/33	39,576
31,851	Fannie Mae Pool Series 721424(c)	H15T1Y + 2.287%	7.4120	06/01/33	32,716
17,508	Fannie Mae Pool Series 725052(c)	H15T1Y + 2.168%	6.2930	07/01/33	17,887
13,251	Fannie Mae Pool Series 732087(c)	H15T1Y + 2.441%	7.5660	08/01/33	13,635
253,447	Fannie Mae Pool Series AD0541(c)	H15T1Y + 2.185%	7.2130	11/01/33	260,828
6,532	Fannie Mae Pool Series 783245(c)	12MTA + 1.200%	5.6970	04/01/34	6,530

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.1% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.0%(b) (Continued)
17,342	Fannie Mae Pool Series 725392(c)	H15T1Y + 2.196%	6.5350	04/01/34	$17,765
207,245	Fannie Mae Pool Series AL1270(c)	H15T1Y + 2.215%	6.7600	10/01/34	212,683
35,399	Fannie Mae Pool Series 813844(c)	RFUCCT6M + 1.553%	6.3450	01/01/35	36,357
10,636	Fannie Mae Pool Series 995552(c)	H15T1Y + 2.196%	6.8180	05/01/35	10,905
35,545	Fannie Mae Pool Series 735667		5.0000	07/01/35	35,991
15,063	Fannie Mae Pool Series 995269(c)	RFUCCT6M + 1.545%	6.2460	07/01/35	15,474
85,809	Fannie Mae Pool Series 889822(c)	RFUCCT1Y + 1.556%	6.9870	07/01/35	87,665
48,547	Fannie Mae Pool Series AL0361(c)	H15T1Y + 2.223%	7.3480	07/01/35	49,920
66,825	Fannie Mae Pool Series 838948(c)	RFUCCT6M + 1.510%	6.3160	08/01/35	67,443
7,003	Fannie Mae Pool Series 844532(c)	12MTA + 1.717%	6.2130	11/01/35	7,139
149,883	Fannie Mae Pool Series 813637(c)	H15T1Y + 2.185%	6.4350	01/01/36	154,586
28,827	Fannie Mae Pool Series 863729(c)	H15T1Y + 2.268%	6.5180	01/01/36	29,642
101,942	Fannie Mae Pool Series 846749(c)	RFUCCT6M + 2.428%	7.1780	01/01/36	103,639
7,494	Fannie Mae Pool Series 880366(c)	RFUCCT6M + 1.430%	6.0550	02/01/36	7,581
61,446	Fannie Mae Pool Series 880373(c)	RFUCCT1Y + 1.541%	6.4980	02/01/36	63,561
16,771	Fannie Mae Pool Series 886376(c)	12MTA + 2.370%	6.9040	08/01/36	17,250
106,554	Fannie Mae Pool Series 920847(c)	H15T1Y + 2.500%	6.9670	08/01/36	110,854
9,672	Fannie Mae Pool Series 995949(c)	12MTA + 2.399%	6.9130	09/01/36	10,003
924	Fannie Mae Pool Series 879683(c)	H15T1Y + 2.145%	7.2700	09/01/36	945
29,698	Fannie Mae Pool Series 995008(c)	12MTA + 2.193%	6.7150	10/01/36	30,618
126,306	Fannie Mae Pool Series 900197(c)	RFUCCT1Y + 2.075%	7.5110	10/01/36	131,240
32,975	Fannie Mae Pool Series AE0870(c)	RFUCCT1Y + 1.670%	6.9240	11/01/36	33,740
123,233	Fannie Mae Pool Series 889819(c)	RFUCCT1Y + 1.560%	6.7880	04/01/37	126,463
16,558	Fannie Mae Pool Series 748848(c)	H15T1Y + 2.270%	7.3950	06/01/37	17,037
54,747	Fannie Mae Pool Series AB5688		3.5000	07/01/37	51,048
28,409	Fannie Mae Pool Series AL0920		5.0000	07/01/37	28,720
1,153	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,161
69,099	Fannie Mae Pool Series AD0959(c)	RFUCCT6M + 2.023%	6.7840	07/01/37	70,659
29,272	Fannie Mae Pool Series 888628(c)	RFUCCT1Y + 1.837%	7.1400	07/01/37	30,046

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.1% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.0%(b) (Continued)
114,470	Fannie Mae Pool Series AL1288(c)	RFUCCT1Y + 1.581%	7.3130	09/01/37	$116,596
6,035	Fannie Mae Pool Series AL0883(c)	RFUCCT1Y + 1.482%	6.4540	01/01/38	6,138
66,615	Fannie Mae Pool Series 964760(c)	RFUCCT1Y + 1.616%	7.4520	08/01/38	67,423
3,179	Fannie Mae Pool Series 725320(c)	H15T1Y + 2.250%	6.7460	08/01/39	3,254
35,343	Fannie Mae Pool Series AC2472		5.0000	06/01/40	35,576
1,112,642	Fannie Mae Pool Series BM1078(c)	H15T1Y + 2.175%	6.8240	12/01/40	1,147,805
5,103	Fannie Mae Pool Series AL2559(c)	RFUCCT1Y + 1.810%	6.8040	07/01/41	5,263
258,188	Fannie Mae Pool Series AJ0875(c)	RFUCCT1Y + 1.800%	6.9320	10/01/41	267,297
332,132	Fannie Mae Pool Series AO4163		3.5000	06/01/42	309,648
193,764	Fannie Mae Pool Series AB5519		3.5000	07/01/42	181,366
1,775,844	Fannie Mae Pool Series AO8169		3.5000	09/01/42	1,655,597
240,934	Fannie Mae Pool Series AB7016		4.0000	11/01/42	231,662
481,348	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	448,759
308,474	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	277,713
340,493	Fannie Mae Pool Series MA1404		3.5000	04/01/43	317,441
100,323	Fannie Mae Pool Series AB9096		4.0000	04/01/43	96,119
17,713	Fannie Mae Pool Series 803338(c)	12MTA + 1.200%	5.6970	09/01/44	17,933
191,938	Fannie Mae Pool Series MA3536		4.0000	12/01/48	181,497
2,808,803	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,229,774
2,679,707	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,126,035
15,996	Fannie Mae REMICS Series 2000-45 FD (c) ,(d)	SOFR30A + 0.664%	4.9660	12/18/30	15,518
10,972	Fannie Mae REMICS Series 2000-45 FG (c) ,(d)	SOFR30A + 0.664%	4.9660	12/18/30	10,644
20,428	Fannie Mae REMICS Series 2002-30 FB (c), (d)	SOFR30A + 1.114%	5.4200	08/25/31	19,941
11,958	Fannie Mae REMICS Series 2002-16 VF (c) ,(d)	SOFR30A + 0.664%	4.9700	04/25/32	11,410
4,523	Fannie Mae REMICS Series 2002-71 AP (d)		5.0000	11/25/32	4,344
1,163	Fannie Mae REMICS Series 2003-35 FG (c) ,(d)	SOFR30A + 0.414%	4.7200	05/25/33	1,123
18,566	Fannie Mae REMICS Series 2005-29 WQ (d)		5.5000	04/25/35	19,142
59,427	Fannie Mae REMICS Series 2009-50 PT (a) ,(d)		6.0990	05/25/37	60,199
54,618	Fannie Mae REMICS Series 2008-86 LA (a), (d)		3.5060	08/25/38	53,303

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.1% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.0%(b) (Continued)
2,166,915	Fannie Mae-Aces Series 2017-M14 A2 (a)		2.9040	11/25/27	$2,105,899
1,405,740	Fannie Mae-Aces Series 2017-M3 A2 (a)		2.5460	12/25/26	1,370,970
237,960	Fannie Mae REMICS Series 2010-60 HB (d)		5.0000	06/25/40	241,169
81,312	Fannie Mae REMICS Series 2013-63 YF (c), (d)	SOFR30A + 1.114%	5.0000	06/25/43	73,192
1,004,931	Fannie Mae REMICS Series 2020-35 FA (c), (d)	SOFR30A + 0.614%	4.9640	06/25/50	991,801
					18,764,051
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 10.2%
10,831	Ginnie Mae II Pool Series 891616(c)	H15T1Y + 1.400%	5.4900	06/20/58	10,984
1,196	Ginnie Mae II Pool Series 751387(a)		4.7420	01/20/61	1,193
14,583	Ginnie Mae II Pool Series 710065(a)		4.8100	02/20/61	14,568
5,665	Ginnie Mae II Pool Series 894704(c)	H15T1Y + 0.892%	4.9820	10/20/61	5,695
1,310	Ginnie Mae II Pool Series 773437(a)		4.4850	02/20/62	1,293
2,596	Ginnie Mae II Pool Series 759745(a)		4.8150	05/20/62	2,596
70,124	Ginnie Mae II Pool Series 897906(c)	H15T1Y + 0.955%	5.0280	06/20/62	70,487
162,282	Ginnie Mae II Pool Series 896363(c)	H15T1Y + 0.684%	4.7740	07/20/62	162,874
927	Ginnie Mae II Pool Series 766556(a)		4.7550	08/20/62	914
6,865	Ginnie Mae II Pool Series 777432(a)		4.5990	10/20/62	6,847
48,248	Ginnie Mae II Pool Series 899072(c)	RFUCCT1M + 1.789%	6.4550	10/20/62	49,148
3,753	Ginnie Mae II Pool Series 765229(a)		4.5530	11/20/62	3,672
319,683	Ginnie Mae II Pool Series 899633(c)	RFUCCT1M + 1.807%	6.2260	01/20/63	326,069
40,352	Ginnie Mae II Pool Series 898433(c)	RFUCCT1M + 2.224%	6.5860	01/20/63	40,843
172,168	Ginnie Mae II Pool Series 899765(c)	RFUCCT1M + 1.859%	6.3080	02/20/63	174,854
168,130	Ginnie Mae II Pool Series 899650(c)	RFUCCT1M + 1.890%	6.3280	02/20/63	170,533
39,059	Ginnie Mae II Pool Series 898436(c)	RFUCCT1M + 2.150%	6.5890	02/20/63	39,915
62,814	Ginnie Mae II Pool Series 899651(c)	RFUCCT1M + 2.335%	6.7700	02/20/63	64,123
9,721	Ginnie Mae II Pool Series AE9606(c)	H15T1Y + 1.140%	5.2300	08/20/64	9,819
647	Ginnie Mae II Pool Series AG8190(c)	H15T1Y + 1.140%	5.2300	09/20/64	651
3,498	Ginnie Mae II Pool Series AG8209(c)	H15T1Y + 0.846%	4.9340	10/20/64	3,514
1,206	Ginnie Mae II Pool Series AG8275(c)	H15T1Y + 1.140%	5.2300	03/20/65	1,217
20,593	Government National Mortgage Association Series 2003-72 Z (a)		5.4730	11/16/45	20,542

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.1% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 10.2% (Continued)
118,809	Government National Mortgage Association Series 2014-H12 HZ (a),(d)		4.5040	06/20/64	$117,941
569	Government National Mortgage Association Series 2015-H09 HA(d)		1.7500	03/20/65	516
1,809,251	Government National Mortgage Association Series 2018-H16 FA(c),(d)	TSFR1M + 0.534%	4.8660	09/20/68	1,804,881
1,887,461	Government National Mortgage Association Series 2020-H04 FP (c),(d)	TSFR1M + 0.614%	4.9460	06/20/69	1,886,277
2,625,357	Government National Mortgage Association Series 2020-H02 FG (c),(d)	TSFR1M + 0.714%	5.0460	01/20/70	2,623,293
					7,615,259
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $42,356,119)				41,288,380

	U.S. TREASURY NOTES — 39.9%
2,700,000	United States Treasury Note		5.0000	08/31/25	2,702,064
525,000	United States Treasury Note		4.2500	01/31/26	524,994
495,000	United States Treasury Note		4.5000	03/31/26	496,395
205,000	United States Treasury Note		4.8750	05/31/26	206,494
1,000,000	United States Treasury Note		4.1250	06/15/26	1,001,291
870,000	United States Treasury Note		3.7500	08/31/26	868,029
430,000	United States Treasury Note		3.5000	09/30/26	427,850
810,000	United States Treasury Note		4.1250	10/31/26	812,341
815,000	United States Treasury Note		4.6250	11/15/26	822,991
480,000	United States Treasury Note		4.2500	11/30/26	482,513
555,000	United States Treasury Note		4.2500	12/31/26	558,274
595,000	United States Treasury Note		4.1250	01/31/27	597,789
185,000	United States Treasury Note		4.1250	02/28/27	185,976
300,000	United States Treasury Note		3.8750	03/31/27	300,492
480,000	United States Treasury Note		3.7500	04/30/27	479,963
965,000	United States Treasury Note		3.8750	05/31/27	967,261
4,355,000	United States Treasury Note		3.7500	06/30/27	4,357,466
870,000	United States Treasury Note		3.6250	03/31/28	868,505
2,190,000	United States Treasury Note		4.0000	01/31/29	2,209,932
485,000	United States Treasury Note		3.8750	06/30/30	486,800
3,780,000	United States Treasury Note		4.1250	11/15/32	3,806,873
545,000	United States Treasury Note		4.0000	02/15/34	539,571

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 39.9% (Continued)
3,500,000	United States Treasury Note	3.8750	08/15/34	$3,419,199
1,545,000	United States Treasury Note	4.2500	11/15/34	1,550,794
720,000	United States Treasury Note	4.6250	02/15/35	743,288
555,000	United States Treasury Note	4.2500	05/15/35	556,084
	TOTAL U.S. TREASURY NOTES (Cost $29,923,544)			29,973,229

	SHORT-TERM INVESTMENTS — 3.8%
	AGENCY DISCOUNT NOTES — 3.8%
2,835,000	Federal Home Loan Bank Discount Notes (Cost $2,832,400)	3.7200	07/09/25	2,832,400

	TOTAL INVESTMENTS - 98.8% (Cost $75,112,063)			$74,094,009
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			871,787
	NET ASSETS - 100.0%			$74,965,796

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate Treasury Note Constant Maturity 1 Year

REMIC	Real Estate Mortgage Investment Conduit

RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Month Term

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year Term

RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks 6 Month Term

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(c)	Variable rate security; the rate shown represents the rate on June 30, 2025.

(d)	Collateralized mortgage obligation (CMO).

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

ASSETS
Investment securities:
At cost	$75,112,063
At value	$74,094,009
Cash	479,188
Receivable for securities sold	1,936,739
Interest receivable	386,574
Prepaid expenses and other assets	22,997
TOTAL ASSETS	76,919,507

LIABILITIES
Payable for investments purchased	1,903,264
Distributions payable	30,949
Investment advisory fees payable	6,193
Distribution (12b-1) fees payable	6,113
Accrued expenses and other liabilities	7,192
TOTAL LIABILITIES	1,953,711
NET ASSETS	$74,965,796

Net Assets Consist Of:
Paid in capital	107,521,963
Accumulated deficit	(32,556,167)
NET ASSETS	$74,965,796

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,132,864
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.22

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

INVESTMENT INCOME
Interest	$1,539,742
TOTAL INVESTMENT INCOME	1,539,742

EXPENSES
Investment advisory fees	166,150
Distribution (12b-1) fees	36,922
Administrative services fees	51,959
Compliance officer fees	16,016
Accounting services fees	15,358
Transfer agent fees	14,845
Legal fees	11,962
Audit fees	10,852
Trustees’ fees and expenses	10,221
Printing and postage expenses	5,774
Custodian fees	5,237
Insurance expense	2,686
Registration fees	326
Other expenses	1,382
TOTAL EXPENSES	349,690
Less: Fees waived by the Advisor	(109,685)
NET EXPENSES	240,005

NET INVESTMENT INCOME	1,299,737

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments	100,567

Net change in unrealized appreciation on investments	986,761

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,087,328

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,387,065

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
FROM OPERATIONS
Net investment income	$1,299,737	$3,082,665
Net realized gain from investments	100,567	52,531
Net change in unrealized appreciation/(depreciation) on investments	986,761	(365,785)
Net increase in net assets resulting from operations	2,387,065	2,769,411

DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS
Total distributions paid	(1,369,391)	(3,334,091)
Net decrease in net assets from distributions to shareholders	(1,369,391)	(3,334,091)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	—
Net asset value of shares issued in reinvestment of distributions to shareholders	1,182,032	2,934,163
Payments for shares redeemed	(1,569,410)	(11,813,571)

Net decrease in net assets from shares of beneficial interest	(387,378)	(8,879,408)

TOTAL INCREASE/DECREASE IN NET ASSETS	630,296	(9,444,088)

NET ASSETS
Beginning of year/period	74,335,500	83,779,588
End of year/period	$74,965,796	$74,335,500

SHARE ACTIVITY
Shares sold	—	—
Shares reinvested	128,771	321,813
Shares redeemed	(171,153)	(1,294,583)
Net decrease in shares of beneficial interest outstanding	(42,382)	(972,770)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2025		December 31,	December 31,	December 31,		December 31,		December 31,
	(Unaudited)		2024	2023	2022		2021		2020
Net Asset Value, Beginning of Year/Period	$9.09		$9.16	$9.10	$9.72		$9.82		$9.68
Income (loss) from investment operations:
Net investment income (1)	0.16		0.33	0.29	0.10		0.01		0.03
Net realized and unrealized gain (loss) on investments	0.14		(0.04)	0.10	(0.57)		(0.08)		0.19
Total from investment operations	0.30		0.29	0.39	(0.47)		(0.07)		0.22
Less distributions from:
Net investment income	(0.17)		(0.36)	(0.33)	(0.15)		(0.03)		(0.08)
Total from distributions	(0.17)		(0.36)	(0.33)	(0.15)		(0.03)		(0.08)
Net Asset Value, End of Year/Period	$9.22		$9.09	$9.16	$9.10		$9.72		$9.82
Total return (2)	3.30	% (5)	3.24%	4.40%	(4.82)%		(0.72)%		2.24%
Net assets, end of year/period (000s)	$74,966		$74,336	$83,780	$88,994		$325,544		$397,181
Ratio of gross expenses to average net assets	0.95	% (6)	0.85%	0.85%	0.74%		0.70%		0.69%
Ratio of net expenses to average net assets	0.65	% (6)	0.65%	0.65%	0.65%		0.64	% (4)	0.64	% (4)
Ratio of net investment income to average net assets	3.52	% (6)	3.66%	3.24%	1.05%		0.11%		0.26%
Portfolio Turnover Rate	93	% (5)	208%	222%	218	% (3)	317	% (3)	433%

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	The portfolio turnover rate excludes dollar roll transactions for the years ended December 31, 2022 and December 31, 2021. If these were included in the calculation the turnover percentage would be 237%, and 320%, respectively. The Fund had no dollar rolls for the years ended December 31, 2020, December 31, 2023 and December 31, 2024 or the six months ended June 30, 2025.

(4)	During the years ended December 31, 2021 and December 31, 2020, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.65%.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2025

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”). The Trust is organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011 and is offered at net asset value (“NAV”) without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards update 2013-08.

Operating Segments - The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities -shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$41,288,380	$—	$41,288,380
U.S. Treasury Notes	—	29,973,229	—	29,973,229
Short-Term Investments	—	2,832,400	—	2,832,400
Total	$—	$74,094,009	$—	$74,094,009

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986 as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023 or expected to be taken in the Fund’s December 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio (Nebraska in prior years), and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when -issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions. There were no dollar roll transactions during the six months ended June 30, 2025.

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. There were no short sales transactions during the six months ended June 30, 2025.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $66,595,368 and $67,318,989, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2025, the Fund incurred $166,150 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2025, the Advisor waived fees of $109,685.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

If the Advisor waives any fee or reimburses any expense pursuant to the Expense Limitation Agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of December 31, 2024, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2025	$173,594
December 31, 2026	$175,104
December 31, 2027	$166,086

As of December 31, 2024, $164,660 in previously waived fees expired unrecouped.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2025, pursuant to the Plan, the Advisor received $36,922 of fees.

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2025, the Fund did not assess any redemption fees.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATON – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

			Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$75,570,110	$277,090	$(1,753,191)	$(1,476,101)

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended December 31, 2024 and December 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$3,334,091	$3,189,379
	$3,334,091	$3,189,379

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Depreciation	Deficit
$—	$—	$—	$(31,078,941)	$(32,038)	$(2,462,862)	$(33,573,841)

The difference between book basis and tax basis undistributed net investment income/(loss and other book/tax adjustments is primarily attributable to the tax deferral of losses on wash sales and adjustments for accrued dividends payable.

At December 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$9,817,854	$21,261,087	$31,078,941	$258,101

Permanent book and tax differences, primarily attributable to book tax treatment of distributions, resulted in reclassification as of December 31, 2024 as follows:

Paid In	Accumulated
Capital	Deficit
$(125)	$125

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, Crest Forest Realty Corporation held 75.35% of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Transwestern Advisors -Advisor to TransWestern Institutional Short Duration Government Bond Fund*

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between TransWestern Capital Advisers, LLC (the “Adviser”) and the Trust, with respect to the TransWestern Institutional Short Duration Government Bond Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that the Adviser was founded in 2005, managed approximately $89 million in assets, and specialized in fixed income asset management services. The Trustees considered the background information of the key investment personnel responsible for servicing the Fund, noting the lead professional’s deep experience in fixed income products and his relationships with community banks, insurance companies, hedge funds, and mutual funds. The Trustees noted that the Adviser’s strategy, which focused on limited duration highly rated US government bonds and agency-backed mortgages, was designed to be conservative and highly liquid, and that such strategy was intended to assist depository institutions improve earnings and manage risk. The Trustees observed that daily execution of the Fund’s strategy was delegated to the sub-adviser, with the Adviser providing ongoing due diligence, assessment of management, performance monitoring and oversight. The Trustees further observed that the Adviser and sub-adviser communicated regularly on portfolio position, instrument duration, and risk metrics. The Trustees agreed that they expected the Adviser to continue providing high quality service to the Fund.

Performance. The Trustees observed that the Fund’s returns were above each of the Fund’s category and peer group medians for each of the prior one-year, three-year, five-year, and since inception periods. The Trustees agreed that, considering the Fund’s conservative strategy, the Fund had delivered solid returns to shareholders.

Fees and Expenses. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 0.45%, which was slightly above the peer group and category average but well within the range for each of the peer group and category. The Trustees further noted that the Fund’s net expense ratio of 0.65% was also above the peer group and category but well within the range for each of the peer group and category. The Trustees acknowledged that the Fund had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s fees advisory fee was not unreasonable.

TransWestern Institutional Short Duration Government Bond Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2025

Economies of Scale . The Trustees considered whether the Adviser had realized economies of scale with respect to its management of the Fund. The Trustees acknowledged that the Adviser’s representation that it expected the Fund to benefit from economies of scale when AUM neared $1 billion, that there was an expense limitation agreement in place, and that the Adviser had indicated its willingness to consider breakpoints as the Fund’s AUM approached $3 billion. The Trustees agreed that the absence of breakpoints was currently acceptable.

Profitability. The Trustees considered whether the Adviser’s advisory relationship with the Fund was excessively profitable. On review of the profitability analysis provided by the Adviser, the Trustees noted that the Adviser had reported a net loss arising from its management of the Fund over the prior 12 months and agreed that excess profitability was not currently a concern.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between the Trust and the Adviser on behalf of the Fund was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Loomis, Sayles & Company, L.P. -Sub-Adviser to TransWestern Institutional Short Duration Government Bond Fund*

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Loomis, Sayles, & Company, L.P. (“Loomis Sayles” or the “Sub- Adviser”) and TransWestern Capital Advisers, LLC (the “Adviser”), with respect to the TransWestern Institutional Short Duration Government Bond Fund (the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub -Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that Loomis Sayles was founded in 1926, managed over $377 billion in assets, and offered equity, fixed income, and alternative strategies to individual and institutional clients. The Trustees reviewed the backgrounds of the key investment personnel responsible for servicing the Fund, including their education and financial industry experience, and noted that Loomis Sayles possessed a large investment team with varied skills. The Trustees observed that Loomis Sayles possessed teams who focused their research on specific fixed income sectors and assessed macroeconomic, issuer, credit quality, and risk characteristics. The Trustees further observed that Loomis Sayles had firmwide, macro level risk controls in place. The Trustees agreed that Loomis Sayles possessed ample infrastructure and resources that enabled them to execute within the narrow parameters of the Fund’s strategy and noted that the Adviser praised Loomis Sayles’ rigorous analysis and recommended their retention. The Trustees agreed that they expected Loomis Sayles to continue to provide high quality service to the Adviser and the Fund for the benefit of its shareholders.

TransWestern Institutional Short Duration Government Bond Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2025

Performance. The Trustees observed that the Fund’s returns were above each of the Fund’s category and peer group medians for each of the prior one-year, three-year, five-year, and since inception periods. The Trustees agreed that, considering the Fund’s conservative strategy, the Fund delivered good returns to shareholders.

Fees and Expenses. The Trustees considered the reasonableness of the sub-advisory fee paid out of the advisory fee by the Adviser to Loomis Sayles. The Trustees observed that the annual sub -advisory fee was 0.20% for the first $50 million of the Fund’s assets, and 0.15% for the next $ 200 million of the Fund’s assets. The Trustees recalled that the annual advisory fee was 0.45%, and that the Adviser had delegated the daily execution of the Fund’s strategy and broker- dealer selection to Loomis Sayles. The Trustees agreed that, considering the division of duties between the Adviser and the Sub-Adviser, the sub-advisory fee paid to Loomis Sayles was not unreasonable.

Economies of Scale. The Board considered whether the Sub-Adviser had achieved economies of scale with respect to the management of the Fund but agreed that economies of scale was primarily an Adviser-level issue which should consider the overall advisory agreement and the impact of the sub-advisory expense.

Profitability. The Trustees considered whether Loomis Sayles’ sub-advisory relationship with the Fund was excessively profitable. The Trustees reviewed the profitability analysis provided by Loomis Sayles, observing that it realized a loss in connection with its sub-advisory relationship with the Fund, and concluded that excessive profitability was not a current concern.

Conclusion. Having requested and received such information from Loomis Sayles as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Sub-Advisory Agreement between the Adviser and Loomis Sayles on behalf of the Fund was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

INVESTMENT ADVISOR
TransWestern Capital Advisors, LLC
37 Bellevue Avenue
Newport, RI 02840

SUB-ADVISOR
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer

Date	9/05/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer

Date	9/05/2025

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer

Date	9/05/2025